Consolidated Statements of Shareholders Equity - CAD ($)	Total	Common Shares	Common Shares Issuable	Reserves	Accumulated Other Comprehensive Income - Foreign Currency Translation	Deficit
Balance, shares at Jan. 31, 2019		9,689,966
Balance, amount at Jan. 31, 2019	$ 3,495,512	$ 21,395,999	$ 10,000	$ 17,038,202	$ 123,065	$ (35,071,754)
Statement [Line Items]
Common shares issued for services (Notes 12(q) and 12(s)), shares		123,790
Common shares issued for services (Notes 12(q) and 12(s)), amount	205,129	$ 215,129	$ (10,000)
Common shares issued for settlement of accounts payable and accrued liabilities (Note 12(r)), shares		169,032
Common shares issued for settlement of accounts payable and accrued liabilities (Note 12(r)), amount	338,065	$ 338,065
Common shares issued for conversion of debentures (Note 12(w)), shares		59,524
Common shares issued for conversion of debentures (Note 12(w)), amount	250,000	$ 261,821		(11,821)
Common shares and warrants issued for cash (Notes 12(t) and 12(u)), shares		6,695,000
Common shares and warrants issued for cash (Notes 12(t) and 12(u)), amount	16,390,000	$ 16,390,000
Common shares and warrants issued as share issue costs (Notes 12(t) and 12(v)), shares		470,800
Common shares and warrants issued as share issue costs (Notes 12(t) and 12(v)), amount	(80,000)	$ (1,081,566)		1,001,566
Share-based payments (Note 15)	1,597,655			1,597,655
Foreign currency translation adjustment of foreign operations	48,962				48,962
Net loss	(19,588,762)					(19,588,762)
Balance, amount at Jan. 31, 2020	2,656,561	$ 37,519,448		19,625,602	172,027	(54,660,516)
Balance, shares at Jan. 31, 2020		17,208,112
Statement [Line Items]
Common shares issued for services (Notes 12(q) and 12(s)), shares		1,235,399
Common shares issued for services (Notes 12(q) and 12(s)), amount	1,351,807	$ 1,762,813		(411,006)
Share-based payments (Note 15)	826,632			826,632
Foreign currency translation adjustment of foreign operations	(62,380)				(62,380)
Net loss	(36,350,790)					(36,350,790)
Common shares and warrants issued for cash, net (Notes 12(j)), shares		716,725
Common shares and warrants issued for cash, net (Notes 12(j)), amount	1,289,343	$ 1,185,794		103,549
Common shares issued for asset acquisitions (Notes 6, 12(l) and 12(n)), shares		31,550,572
Common shares issued for asset acquisitions (Notes 6, 12(l) and 12(n)), amount	22,861,128	$ 22,760,816		100,312
Common shares issued on exercise of special warrants and warrants (Notes 12(m) and 12(p)), shares		646,000
Common shares issued on exercise of special warrants and warrants (Notes 12(m) and 12(p)), amount	189,600	$ 339,600		(150,000)
Common shares issued on conversion of convertible debenture (Note 12(o)), shares		89,034
Common shares issued on conversion of convertible debenture (Note 12(o)), amount	102,389	$ 102,389
Equity component of convertible debentures	12,671			12,671
Special warrants issued for cash, net (Note 12(m))	2,510,784			2,510,784
Balance, amount at Jan. 31, 2021	(4,612,255)	$ 63,670,860		22,618,544	109,647	(91,011,306)
Balance, shares at Jan. 31, 2021		51,445,842
Statement [Line Items]
Common shares issued for services (Notes 12(q) and 12(s)), shares		427,069
Common shares issued for services (Notes 12(q) and 12(s)), amount	115,500	$ 143,850		(28,350)
Common shares issued for settlement of accounts payable and accrued liabilities (Note 12(r)), shares		23,724
Common shares issued for settlement of accounts payable and accrued liabilities (Note 12(r)), amount	40,331	$ 40,331
Share-based payments (Note 15)	1,231,400			1,231,400
Foreign currency translation adjustment of foreign operations	139,819				139,819
Net loss	(12,159,174)					(12,159,174)
Common shares and warrants issued for cash, net (Notes 12(j)), shares		25,760,190
Common shares and warrants issued for cash, net (Notes 12(j)), amount	12,625,720	$ 11,465,829		1,159,891
Common shares issued, compensation options granted and cash paid as share issue costs (Notes 12(b), 12(e) and 12(f))		1,212,115
Common shares issued, compensation options granted and cash paid as share issue costs (Notes 12(b), 12(e) and 12(f)), amount	(1,185,015)	$ (2,081,480)		896,465
Common shares issued on exercise of special warrants (Note 12(c))		6,372,298
Common shares issued on exercise of special warrants (Note 12(c)), amount		$ 2,794,868		(2,794,868)
Issue costs of special warrants (Note 12(c))		(572,565)		572,565
Issue costs (Note 12(d))	(77,184)	(77,184)
Balance, amount at Jan. 31, 2022	$ (3,880,858)	$ 75,384,509		$ 23,655,647	$ 249,466	$ (103,170,480)
Balance, shares at Jan. 31, 2022		85,241,238